INVESTMENTS (Details) - USD ($)			12 Months Ended
	Aug. 17, 2022	Jul. 28, 2022	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Total Investments - Beginning Balance			$ 4,246,192	$ 7,196,359
Additions			182,500	2,958,343
Distribution				(3,001,871)
Acquisition of Equity Method Investment				(900,000)
(Loss) Gain on Equity Method Investments		$ 745,072	(2,101,649)	(2,006,639)
Total Investments - Ending Balance			2,327,043	4,246,192
LOB Group, Inc
INVESTMENTS
Total Investments - Beginning Balance			2,303,470	2,761,141
(Loss) Gain on Equity Method Investments			(2,303,470)	(457,671)
Total Investments - Ending Balance				2,303,470
N.R.O Management, LLC
INVESTMENTS
Total Investments - Beginning Balance				2,018,949
Additions				300,000
Acquisition of Equity Method Investment				(900,000)
(Loss) Gain on Equity Method Investments				(1,418,949)
SoCal Hemp JV, LLC
INVESTMENTS
Additions				213,000
(Loss) Gain on Equity Method Investments				(213,000)
5042 Venice, LLC
INVESTMENTS
Total Investments - Beginning Balance				2,221,520
Additions				343
Distribution				(3,001,871)
(Loss) Gain on Equity Method Investments				780,008
Ownership interest sold (as a percent)	50.00%
Estate Investment, LLC
INVESTMENTS
Total Investments - Beginning Balance			1,779,599
Additions				2,445,000
(Loss) Gain on Equity Method Investments			191,172	(665,401)
Total Investments - Ending Balance			1,970,771	1,779,599
Reeform, LLC
INVESTMENTS
Additions			182,500
(Loss) Gain on Equity Method Investments			(18,265)
Total Investments - Ending Balance			164,235
Lompoc TIC, LLC
INVESTMENTS
Total Investments - Beginning Balance			163,123	194,749
(Loss) Gain on Equity Method Investments			28,914	(31,626)
Total Investments - Ending Balance			$ 192,037	$ 163,123
TIC Interest
INVESTMENTS
Ownership interest acquired (as a percent)	42.93%
Ownership interest acquired by related party (as a percent)	7.07%